PACHOLDER HIGH YIELD FUND, INC.

Dear Shareholders:

The high yield market and the Pacholder High Yield Fund, Inc. (the “Fund”) had a roller coaster third quarter of 2002. The quarter started off on a very negative note as the high yield market was buffeted by several negative factors, including the steep sell off in the equity markets, in late June that continued into July. In July the CS First Boston High Yield Index, Developed Countries Only™ (the “Index”) was down -2.86%. August results were positive (+1.28% for the Index) as the market rallied strongly during the second half of the month. The August 14 certification of financial statements, and strong inflows into mutual funds were the impetus behind the late August rally, and the first half of September also was relatively strong. However, the steep decline in the equity markets in late September and early October sparked another sharp sell off in the high yield market that resulted in the Index losing -1.33% in September. For the third quarter of 2002 the Index generated a total return of -2.86%.

September results, along with January and March through April, marked the third time this year that the high yield market was not able to sustain a rally. The reasons for this include a combination of the following factors: weak equity markets, record high volume of “fallen angels” coming into the high yield market from the investment grade market, stubbornly high default rates, re-pricing of the high grade credit market, and continuing revelations of scandals involving poor corporate governance and accounting problems.

Although the high yield market continued to drop through the first part of October, a very strong rally that began in mid-October has continued through early December. This rally gained substantial momentum after the Federal Reserve dropped interest rates by 50 basis points on November 6, 2002, the largest cut in 2002. The rally produced a 5.44% return for the Index in November, one of the best return months in the history of the high yield market.

Investor sentiment with regard to high yield was very mixed during the quarter, reflecting the volatile economic and market news. Just as in May and June, high yield mutual funds experienced net outflows of $815 million during July. This trend was reversed in August as positive inflows totaled $1.5 billion. However, as the market retreated in September the outflow trend returned, totaling $572 million for the month. For the quarter, total inflows were a scant $113 million.

The returns of the broad equity indices in the third quarter provide some insight into why the high yield market had such a difficult quarter. For the third quarter, the Russell 2000 Index returned -21.53%, the S&P 500 returned -17.28%, and Dow returned -17.45%.

Overview of the Third Quarter

For the three months ended September 30, 2002, the Fund posted a total return of -10.27%, underperforming the average total return of all closed-end funds of -6.97% and the Index’s total return of -2.86%. The Fund’s portfolio (gross of fees and expenses) returned -3.41% for the quarter, which is comparable to the market, considering the relative weightings of B and BB rated. The Fund has a lower proportion of its assets in BB rated securities, which generally provide less income but tend to outperform in negative market environments such as we experienced in the third quarter. Although this weighting is beneficial to the Fund in paying out a higher dividend rate, the weighting does make it difficult to keep pace with the Index during periods of negative volatility, when higher quality ratings tend to outperform lower quality ratings. Similar to the second quarter, the Fund’s relative underperformance compared to the Index is primarily attributable to the cost of its leverage, including the mark to market valuation of its interest rate swaps. Although the high yield market and the Fund continued to be affected in the third quarter by the relatively high rate of corporate defaults, the monthly trend for defaults is beginning to decrease. The Fund experienced a 1.14% default rate for the third quarter as compared to the 1.74% default rate experienced by the overall high yield market, as measured by Moody’s. Year-to-date the Fund has experienced a 5.12% default rate as compared to the Moodys year-to-date default rate of 7.14%. The advisor continues to actively participate in a number of the Fund’s portfolio positions that are undergoing restructuring to maximize the Fund’s recovery on these positions and to expedite the reorganization process to convert Fund assets from non-accruing to accruing.

The high yield market difficulties during the quarter were evident in the average price, yield, and spread over Treasuries. For the quarter, the average price of the Index dropped 5.49 points from 75.38 to 69.89, its yield increased 113 basis points from 12.09% to 13.22%, and its spread over the comparable Treasury increased by 238 basis points, from 804 to 1,042. While this downward trend continued through the first half of October, when the Index’s spread over Treasuries reached its all time high, the strong rally during the last half of October and all of November has renewed some market optimism that the worst may be over. Investor sentiment towards the high yield market support this thesis as over $4 billion of cash has flowed into mutual funds since mid-October.

Unlike recent quarters, when most industry sectors showed positive results and a few “problem” sectors had a material negative impact on the Index’s returns, the third quarter produced only one positive sector return out of nineteen industry sectors. Sectors that performed relatively well during the quarter were Gaming/Leisure, Telecommunications – Fixed and Cellular.

PACHOLDER HIGH YIELD FUND, INC.

During the quarter the Fund had strong performance relative to the market in the Aerospace, Energy and Retail and underperformed in the Financial, Metals/Minerals, and Utility segments of the market. The Fund’s portfolio is well diversified, with investments in 174 issuers in 36 different industries. The Fund’s highest sector concentration is in the Forest Products/Containers segment of the market, which accounted for 8.00% of the portfolio as of September 30, 2002.

During the second and third quarters the Fund redeemed $26 million of its Auction Rate Preferred Stock to maintain compliance with asset coverage requirements. There were no extraordinary charges in relation to this redemption.

Outlook

We continue to believe the outlook for the high yield bond market is directly correlated to the timing and strength of the recovery in the economy. There are a number of positive signs that could lead to a sustained turnaround in the high yield market, including: a drop in the default rates, an increase the recovery rates being realized on defaulted securities, the strong recovery of the equity markets from the lows of early October, and a modest easing in the extremely tight credit availability from both banks and the capital markets. Although banks still have a credit tightening bias, the percentage of banks with a tightening bias has fallen sharply from 50% at the beginning of the year to 25% at the end of the second quarter. Capital market conditions also have loosened somewhat, allowing a number of reasonable quality companies caught in a liquidity squeeze to access capital in some fashion.

Given this environment, we expect to proceed judiciously by adding investments that we believe are undervalued and selling positions for credit reasons or that we believe have limited upside potential.

During the third quarter, and continuing into the fourth quarter, we continued to increase the Fund’s exposure to cyclical sectors that we expect will benefit from the economic recovery, averaged down in turnaround situations that we believe have a reasonable recovery scenario, and improved the overall credit quality of the portfolio. This strategy is intended to allow the Fund to more fully participate in the upside of the market and generate as high a current income as practicable. While cautiously optimistic, we continue to maintain a disciplined risk management approach to the overall portfolio.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

William J. Morgan
President

December 11, 2002

Please visit our web site, www.phf-hy.com, for information on the Fund’s NAV, share price, news releases, and SEC filings. We created this site to provide shareholders quick and easy access to the timeliest information available regarding the Fund.

DIVIDEND REINVESTMENT PLAN

The Fund’s Dividend Reinvestment Plan offers you an automatic way to reinvest your dividends and capital gains distributions in additional shares of the Fund. For an enrollment form and detailed information about the Plan. Please contact Fifth Third Bank, Corporate Trust Services, 39 Fountain Square Plaza, Mail Drop #10AT66, Cincinnati, OH 45202, and (800) 837-2755.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets
September 30, 2002 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets

CORPORATE DEBT SECURITIES — 94.8%
AEROSPACE — 0.7%
Atlantic Coast Airlines, Tranche C Pass-Thru Cert, 8.75%, 1/1/07[2]	$951	$926,978	0.70%

		926,978	0.7
CHEMICALS — 4.6%
Huntsman ICI Chemicals, Sr Sub Nt, 10.125%, 7/1/09	1,000	835,000	0.6
Huntsman Corp., Sr Nt, 9.875%, 3/1/09[2]	250	251,250	0.2
IMC Global, Inc., Sr Nt, 10.875%, 6/1/08	500	540,000	0.4
Lone Star Industries, Sr Sub Nt, 9%, 6/1/11	235	207,975	0.1
Lyondell Chemical Co., Sr Sub Nt, 11.125%, 7/15/12	1,000	965,000	0.7
Philipp Brothers Chemicals, Inc., Sr Sub Nt, 9.875%, 6/1/08	1,935	977,175	0.7
Terra Capital, Inc., Sr Nt, 12.875%, 10/15/08	2,225	2,302,875	1.6
Terra Industries, Sr Nt, 10.5%, 6/15/05	500	432,500	0.3

		6,511,775	4.6
CONSUMER PRODUCTS — 3.9%
Dan River, Inc., Sr Sub Nt, 10.125%, 12/15/03	1,000	775,000	0.6
Drypers Corp., Sr Nt, 10.25%, 6/15/07[1,4]	1,465	3,809	0.0
Gap, Inc., Nt, 8.15/9.9%, 12/15/05	500	485,388	0.4
Home Products International, Inc., Sr Sub Nt, 9.625%, 5/15/08	1,775	1,597,500	1.1
Levi Straus and Co., Sr Nt, 6.8%, 11/1/03	1,000	885,000	0.6
Westpoint Stevens, Inc., Sr Nt, 7.875%, 6/15/05	1,000	310,000	0.2
Windmere Durable, Inc., Sr Sub Nt, 10.00%, 7/31/08	1,500	1,481,250	1.0

		5,537,947	3.9
ENERGY — 4.3%
Baytex Energy LTD, Sr Sub Nt, 10.5%, 2/15/11	1,950	2,018,250	1.4
Coho Energy, Inc., Sr Sub Nt PIK, 15%, 3/31/07[1,3,4]	2,596	649,076	0.4
Description	Par (000)	Value	Percent of Net Assets

ENERGY (continued)
Giant Industries, Inc., Sr Sub Nt, 9%, 9/1/07	$587	$472,535	0.3%
ICO, Inc., Sr Nt, 10.375%, 6/1/07	1,725	1,604,250	1.1
Magnum Hunter Resources, Sr Nt, 9.6%, 3/15/12	250	261,250	0.2
Orion Refining Corp., Sr Nt, 10% PIK, 11/15/10[2]	3,650	364,982	0.3
Orion Refining Corp., Sr Secd Bridge Nt, 10% PIK, 06/01/10	759	720,974	0.5
Orion Refining Corp., Bridge Nt, 10% PIK, 05/23/10	92	87,845	0.1

		6,179,162	4.3
FINANCE — 1.2%
Conseco, Inc., Sr Nt, 8.75%, 8/9/06[1,2,4]	1,500	337,500	0.2
Conseco, Inc., Sr Nt, 10.75%, 6/15/09[1,2,4]	1,000	225,000	0.2
Riggs Capital Trust II, Co Guar, 8.875%, 3/15/27	1,250	1,084,182	0.8

		1,646,682	1.2
FOOD & DRUG — 0.6%
Penn Traffic, Co., Sr Nt, 11%, 6/29/09	894	822,480	0.6

		822,480	0.6
FOOD & TOBACCO — 7.6%
Apple South, Inc., Sr Nt, 9.75%, 6/1/06	1,500	652,500	0.4
Avado Brands, Inc., Sr Sub Nt, 11.75%, 6/15/09	500	83,125	0.1
Chiquita Brands, Inc., Sr Nt, 10.56%, 3/15/09	1,250	1,293,750	0.9
CKE Restaurants, Inc., Sr Sub Nt, 9.125%, 5/1/09	500	422,500	0.3
CKE Restaurants, Inc., Sr Sub Nt, 4.250%, 3/15/04	1,000	876,250	0.6
Corn Products International, Inc., Sr Nt, 8.250%, 7/15/07	500	484,314	0.3
Fresh Foods, Inc., Sr Nt, 10.75%, 6/1/06	1,435	982,975	0.7
Friendly Ice Cream, Corp., Sr Nt, 10.5%, 12/1/07	1,000	971,250	0.7
National Wine & Spirits, Inc., Sr Nt, 10.125%, 1/15/09	1,000	952,500	0.7

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (continued)
September 30, 2002 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets

FOOD & TOBACCO (continued)
Perkins Family Restaurants, Sr Nt, 10.125%, 12/15/07	$700	$682,500	0.5%
Premium Standard Farms, Sr Nt, 9.25%, 6/15/11	1,985	1,320,025	0.9
Sbarro, Inc., Sr Nt, 11%, 9/15/09	500	457,500	0.3
Swift and Co., Sr Nt, 10.125%, 10/1/09[2]	850	792,625	0.6
Tom's Foods, Inc., Sr Nt, 10.5%, 11/1/04	1,000	896,250	0.6

		10,868,064	7.6
FOREST PRODUCTS & CONTAINERS — 8.0%
Ainsworth Lumber Co. Ltd., Sr Nt, 12.5%, 7/15/07	1,000	1,035,000	0.7
Alabama Pine Pulp, Inc., Tranche B Bank Debt, 5.84%, 6/30/05[1]	1,327	39,803	0.0
Alabama Pine Pulp, Inc., Tranche C Bank Debt, 10.75%, 12/31/08[1]	1,897	56,899	0.0
Alltrista Corp., Sr Sub Nt, 9.75%, 5/1/12[2]	1,000	995,000	0.7
American Tissue, Inc., Sr Sec Nt, 12.5%, 7/15/06[1,4]	2,250	461,250	0.3
Appleton Papers, Inc., Sr Sub Nt, 12.5%, 12/15/08	1,000	1,035,000	0.7
Applied Extrusion Technologies, Sr Sub Nt, 10.75%, 7/1/11	1,600	1,176,000	0.8
Buckeye Cellulose Corp., Sr Sub Nt, 9.25%, 9/15/08	1,410	1,177,350	0.8
Buckeye Technologies, Inc., Sr Sub Nt, 8%, 10/15/10	465	351,075	0.3
Caraustar Industries, Sr Sub Nt, 9.875%, 4/1/11	500	510,000	0.4
Fibermark, Inc., Sr Nt, 10.75%, 4/15/11	1,365	1,324,050	0.9
Millar Western Forest Products Ltd, Sr Nt, 9.875%, 5/15/08	1,000	945,000	0.7
Portola Packaging Inc., Sr Nt, 10.75%, 10/1/05	2,410	2,458,200	1.7

		11,564,627	8.0
GAMING & LEISURE — 1.3%
Bally Total Fitness Holding Corp., Sr Sub Nt, 9.875%, 10/15/07	2,000	1,847,500	1.3

		1,847,500	1.3
Description	Par (000)	Value	Percent of Net Assets

HEALTH CARE — 7.9%
Alliance Imaging, Inc., Sr Sub Nt, 10.375%, 4/15/11	$1,000	$1,065,000	0.8%
Alaris Medical, Inc., Sr Nt, 11.625%, 12/01/06	500	542,500	0.4
Alaris Medical, Inc., Sr Sub Nt, 9.75%, 12/01/06	500	481,250	0.3
Beverly Enterprises, Inc., Sr Nt, 9.625%, 4/15/09	750	630,000	0.4
Concentra Operating Corp., Sr Sub Nt, 13%, 8/15/09	1,124	1,185,820	0.8
Extendicare Health Services, Sr Sub Nt, 9.35%, 12/15/07	1,500	1,359,375	1.0
Extendicare Health Services, Sr Nt, 9.5%, 7/1/10[2]	250	253,750	0.2
Fisher Scientific International, Inc., Sr Sub Nt, 9%, 2/1/08	1,500	1,548,750	1.1
Hanger Orthopedic Group, Inc., Sr Nt, 10.375%, 2/15/09	1,500	1,590,000	1.1
Hanger Orthopedic Group, Inc., Sr Sub Nt, 11.25%, 6/15/09	500	520,000	0.4
Healthsouth Corp., Nt, 7.625%, 6/1/12[2]	500	350,000	0.2
IVAX Corp., Conv., 4.5%, 5/15/08	500	386,875	0.3
Magellan Health Services, Inc., Sr Sub Nt, 9%, 2/15/08	1,500	337,500	0.2
US Oncology, Inc., Sr Sub Nt, 9.625%, 2/1/12	1,000	995,000	0.7

		11,245,820	7.9
HOUSING — 0.6%
American Builders & Contractors Supply Co., Inc., Sr Sub Nt, 10.625%, 5/15/07	775	809,875	0.6

		809,875	0.6
INFORMATION TECHNOLOGY — 1.4%
Avaya, Inc., Sr Nt, 11.125%, 4/1/09	800	508,000	0.4
Ingram Micro, Inc., Sr Sub Nt, 9.875%, 8/15/08	700	721,000	0.5
Nortel Networks, Ltd., Nt, 6.125%, 2/15/06	500	175,000	0.1
Solectron Corp., Sr Nt, 9.625%, 2/15/09	750	622,500	0.4

		2,026,500	1.4

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (continued)
September 30, 2002 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets

MANUFACTURING — 7.8%
Airxcel, Inc., Sr Sub Nt, 11%, 11/15/07	$1,500	$1,177,500	0.8%
Better Minerals and Aggregates Co., Sr Sub Nt, 13%, 9/15/09	1,675	1,427,938	1.0
Day International Group, Inc., Sub Nt, 9.5%, 3/15/08	2,000	1,620,000	1.1
Indesco International, Inc., Sr Sub Nt, 10%, 3/8/08[3]	291	290,529	0.2
Key Components, LLC, Sr Sub Nt, 10.5%, 6/1/08	500	490,000	0.4
Knoll Inc., Sr Sub Nt, 10.875%, 3/15/06	814	793,650	0.6
LLS Corp., Sr Sub Nt, 11.625%, 8/1/09[1,4]	1,000	55,000	0.0
MMI Products, Inc., Sr Sub Nt, 11.25%, 4/15/07	2,000	1,970,000	1.4
Park-Ohio Industries, Sr Sub Nt, 9.25%, 12/1/07	500	347,500	0.3
Precision Partners, Inc., Sr Sub Nt, 12%, 3/15/09	1,175	393,625	0.3
Tyco International Group, Nt, 6.250%, 6/15/03	1,000	950,186	0.7
Tyco International Group, Nt, 4.95%, 8/1/03	500	465,107	0.3
Xerox Capital Corp., Sr Nt, 9.75%, 1/15/09[2]	750	592,500	0.4
Xerox Corp., Nt, 5.5%, 11/15/03	500	432,500	0.3

		11,006,035	7.8
MEDIA & TELECOM: BROADCASTING — 2.6%
Canwest Media, Inc., Sr Sub Nt, 10.625%, 5/15/11	1,000	1,047,500	0.7
Granite Broadcasting Corp., Sr Sub Nt, 10.375%, 5/15/05	1,612	1,329,900	0.9
Nexstar Broadcasting Corp., Sr Sub Nt, 12%, 4/1/08	500	531,250	0.4
Spanish Broadcasting System, Co Guar, 9.625%, 11/1/09	825	845,625	0.6

		3,754,275	2.6
MEDIA & TELECOM: CABLE — 3.8%
Adelphia Communications, Corp., Sr Nt, 9.375%, 11/15/09[1,4]	1,500	547,500	0.4
Description	Par (000)	Value	Percent of Net Assets

MEDIA & TELECOM: CABLE (continued)
Block Communications, Inc., Sr Sub Nt, 9.25%, 4/15/09	$500	$502,500	0.3%
Charter Communications Holdings LLC, Sr Nt, 10%, 4/1/09	2,000	1,250,000	0.9
Insight Communications, Inc., Sr Disc Nt, 0/12.25%, 2/15/11	2,000	740,000	0.5
Mediacom LLC/Capital Corp., Sr Nt, 8.50%, 4/15/08	1,500	1,237,500	0.9
Mediacom LLC/Capital Corp., Sr Nt, 9.50%, 1/15/03	500	410,000	0.3
RCN Corp., Sr Nt, 10%, 10/15/07	1,400	287,000	0.2
RCN Corp., Sr Disc Nt, 0/9.8%, 2/15/08	1,000	155,000	0.1
Telewest PLC, Sr Disc Debs, 11%, 10/1/07	2,000	350,000	0.2

		5,479,500	3.8
MEDIA & TELECOM: FIXED COMMUNICATIONS — 2.9%
Alaska Communications Systems Holdings, Inc., Sr Sub Nt, 9.375%, 5/15/09	1,000	725,000	0.5
Convergent Communications, Inc., Sr Nt, 13%, 4/1/08[1,4]	6,550	16,375	0.0
DTI Holdings, Inc., Sr Disc Nt, 0/12.5%, 3/1/08[1,4]	3,750	9,750	0.0
Exodus Communications, Inc., Sr Nt 10.75%, 12/15/09[1,4]	1,320	82,500	0.1
Exodus Communications, Inc., Sr Nt 11.625%, 7/15/10[1,4]	500	31,250	0.0
GCI, Inc., Sr Nt, 9.75%, 8/1/07	1,500	907,500	0.6
Global Crossing Holdings, Ltd., Sr Nt, 9.125%, 11/15/06[1,4]	2,000	42,500	0.0
Level 3 Comm, Sr Nt, 11.25%, 3/15/10	789	430,005	0.3
Metromedia Fiber Network, Inc., Sr Nt, 10%, 12/15/09[1,4]	1,500	13,125	0.0
Nextlink Communications, Inc., Sr Nt, 10.5%, 12/1/09[1,4]	1,500	15,000	0.0
Pathnet, Inc., Sr Nt, 12.25%, 4/15/08[1,4]	2,295	17,213	0.0
PSINet, Inc., Sr Nt, 10.5%, 12/1/06[1,4]	3,650	387,813	0.3
PSINet, Inc., Sr Nt, 10%, 2/15/05[1,4]	1,100	116,875	0.1
Qwest Capital Funding, Sr Nt, 7.75%, 8/15/06	1,500	810,000	0.6

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (continued)
September 30, 2002 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets

MEDIA & TELECOM: FIXED COMMUNICATIONS (continued)
Qwest Corp., Nt, 5.875%, 8/3/04	$250	$170,000	0.1%
Williams Communications Group, Inc., Sr Nt, 11.875%, 8/1/10[1,4]	560	58,800	0.0
Williams Communications Group, Inc., Sr Nt, 10.875%, 10/1/09[1,4]	1,120	117,600	0.1
Worldcom, Inc., Nt, 7.875%, 5/15/03[1,4]	1,500	187,500	0.1
Worldcom, Inc., Sr Nt, 6.5%, 5/15/04[1,4]	1,000	125,000	0.1

		4,263,806	2.9

MEDIA & TELECOM: WIRELESS COMMUNICATIONS — 7.4%
Alamosa Delaware, Inc., Sr Nt, 13.625%, 8/15/11	1,500	292,500	0.2
American Tower, Sr Nt, 9.375%, 2/1/09	570	339,150	0.2
Arch Wireless, Inc., Sr Sub Nt, 10%, 5/15/07	253	200,034	0.1
Arch Wireless, Inc., Sub Nt, 12%, 5/15/09	159	47,700	0.0
Centennial Cellular Corp., Sr Sub Nt, 10.75%, 12/15/08	2,375	1,246,875	0.9
Crown Castle Int'l Corp., Sr Nt, 0/10.375%, 5/15/11	1,500	652,500	0.5
Crown Castle Int'l Corp., Sr Sub Nt, 9.5%, 8/1/11	1,000	630,000	0.4
Dobson/Sygnet Communications Corp., Sr Nt, 10.875%, 7/1/10	1,000	690,000	0.5
Metrocall Inc., Sr Sub Nt, 10.375%, 10/1/07[1,4]	2,750	34,375	0.0
Nextel Communications, Inc., Sr Nt, 9.375%, 11/15/09	2,000	1,530,000	1.1
Rural Cellular Corp., Sr Sub Nt, 9.625%, 5/15/08	2,050	1,096,750	0.8
SBA Communications Corp., Sr Nt, 10.25%, 2/1/09	1,000	535,000	0.4
SBA Communications Corp., Sr Disc Nt, 0/12%, 3/1/08	1,050	540,750	0.4
Telecorp PCS, Inc., Sr Sub Nt, 10.625%, 7/15/10	575	508,875	0.4
Tritel PCS, Inc., Sr Sub Nt, 10.375%, 1/15/11	975	853,125	0.6
Triton PCS, Inc., Sr Sub Nt, 0/11%, 5/1/08	750	495,000	0.3
Description	Par (000)	Value	Percent of Net Assets

MEDIA & TELECOM: WIRELESS COMMUNICATIONS (continued)
TSI Telecommunications, Inc., Sr Sub Nt, 12.75%, 2/1/09	$1,000	$855,000	0.6%

		10,547,634	7.4
MEDIA & TELECOM: DIVERSIFIED — 6.8%
Garden State Newspapers, Inc., Sr Sub Nt, 8.75%, 10/1/09	800	794,000	0.6
Liberty Group Operating, Inc., Sr Sub Nt, 9.375%, 2/1/08	2,000	1,750,000	1.2
Liberty Group Publishing, Inc., Sr Disc Nt, 0/11.625%, 2/1/09	1,125	680,625	0.5
Perry-Judd, Sr Sub Nt, 10.625%, 12/15/07	2,400	2,295,000	1.6
Phoenix Color Corp., Sr Sub Nt, 10.375%, 2/1/09	1,330	1,070,650	0.8
Primedia, Inc., Sr Nt, 8.875%, 5/15/11	1,000	755,000	0.5
Six Flags, Inc., Sr Nt, 9.5%, 2/1/09	500	430,000	0.3
Premier Parks, Inc., Sr Disc Nt, 0/10%, 4/1/08	500	412,500	0.3
Tri-State Outdoor Media, Sr Nt, 11%, 5/15/08[1,4]	2,000	1,452,500	1.0

		9,640,275	6.8
METALS & MINERALS — 3.9%
Horizon Financial Corp., Sr Nt, 11.75%, 5/8/09	900	90,000	0.1
LTV Corp., Sr Nt, 11.75%, 11/15/09[1,4]	1,000	6,250	0.0
NS Group, Inc., Sr Nt, 13.5%, 7/15/03	1,227	1,237,736	0.9
Oglebay Norton Co., Sr Sub Nt, 10%, 2/1/09	2,250	1,541,250	1.1
On Semiconductor Corp., Sr Nt, 12%, 5/15/08[2]	800	500,000	0.3
Ryerson Tull, Inc., Sr Nt, 9.125%, 7/15/06	750	702,128	0.5
United Steel LLC, Sr Nt, 10.75%, 8/1/08	1,075	1,064,250	0.7
Wolverine Tube, Inc., Sr Nt, 10.5%, 4/1/09	500	477,500	0.3

		5,619,114	3.9
RETAIL — 2.5%
Central Tractor, Sr Nt, 10.625%, 4/1/07[1,4]	1,500	0	0.0
CSK Automotive, Inc., Sr Nt, 12%, 6/15/06	1,000	1,063,750	0.8

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (continued)
September 30, 2002 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets

RETAIL (continued)
Group 1 Automotive, Inc., Sr Sub Nt, 10.875%, 3/1/09	$680	$710,600	0.5%
Guitar Center Mgmt., Sr Nt, 11%, 7/1/06	1,520	1,542,800	1.1
Mattress Discounters Co., Sr Nt, 12.625%, 7/15/07[1,4]	1,000	186,250	0.1

		3,503,400	2.5
SERVICES — 7.1%
Alderwood Group, Sr Nt, 12.25%, 1/2/09	1,500	1,447,500	1.0
Alderwood Group, Sr Nt, 11%, 1/2/07	253	252,600	0.2
Pierce Leahy, Inc., Sr Nt. 8.125%, 5/15/08	1,000	990,000	0.7
Rose Hills Co., Sr Sub Nt, 9.5%, 11/15/04	1,275	1,230,375	0.8
Service Corporation International, Sr Nt, 7.7%, 4/15/09[2]	1,000	850,000	0.6
Service Corporation International, Sr Sub Nt, 6.875%, 10/1/07	500	415,000	0.3
Twin Laboratories, Inc., Sr Sub Nt, 10.25%, 5/15/06	650	295,750	0.2
Volume Services America, Inc., Sr Sub Nt, 11.25%, 3/1/09	1,750	1,671,250	1.2
Wesco Distribution, Inc., Sr Sub Nt, 9.125%, 6/1/08	2,500	2,162,500	1.5
Williams Scotsman, Inc., Sr Nt, 9.875%, 6/1/07	1,000	855,000	0.6

		10,169,975	7.1
TRANSPORTATION — 5.8%
Anchor Lamina, Inc., Sr Sub Nt, 9.875%, 2/1/08	1,050	320,250	0.2
Asbury Automotive, Co Guar, 9%, 6/15/07	1,000	905,000	0.6
Collins and Aikman, Sr Nt, 10.75%, 12/31/11	1,000	960,000	0.7
CP Ships, Ltd., Sr Sub Nt, 10.375%, 7/15/12[2]	500	520,000	0.4
Delco Remy International, Inc., Sr Sub Nt, 11%, 5/1/09	1,500	967,500	0.7
Greyhound Lines, Inc., Sr Sub Nt, 11.5%, 4/15/07	1,200	1,050,000	0.7
Hayes Lemmerz International, Inc., Sr Sub Nt, 9.125%, 7/15/07[1,4]	1,500	75,000	0.1
Description	Shares/Par (000)	Value	Percent of Net Assets

TRANSPORTATION (continued)
Hayes Lemmerz International, Inc., Sr Sub Nt, 11.875%, 6/15/06[1,2,4]	$500	$307,500	0.2%
Metaldyne Corp., Sr Sub Nt, 11%, 6/15/12[2]	1,000	865,000	0.6
Oshkosh Truck Corp., Sr Sub Nt, 8.75%, 3/1/08	1,500	1,558,124	1.1
TFM SA DE CV, Sr Nt, 12.5%, 6/15/12[2]	700	680,750	0.5

		8,209,124	5.8
UTILITIES — 2.1%
AES Corp., Sr Nt, 9.5%, 6/1/09	2,250	1,181,250	0.8
AES Corp., Sr Nt, 9.375%, 9/15/10	180	94,500	0.1
Calpine Corp., Sr Nt, 8.5%, 5/1/08	1,000	415,000	0.3
Calpine Corp., Sr Nt, 8.625%, 8/15/10	750	303,750	0.2
Edison Mission, Inc., Sr Nt, 10%, 8/15/08	2,000	930,000	0.7

		2,924,500	2.1

Total Corporate Debt Securities
(amortized cost $199,899,922)		135,105,048	94.8

EQUITY INVESTMENTS — 2.9%
Adelphia Communications, Inc., Pfd, 13%, 7/15/09[1,4]	5,000	8,750	0.0
Arch Wireless, Inc., Common Stock[1]	23,171	12,744	0.0
Broadwing Communications, Inc., Pfd, 12.5%, 2/15/09	2,250	230,625	0.2
Classic Communications, Inc., Common Stock[1]	5,250	42	0.0
Coho Energy, Inc., Common Stock[1]	74,857	225	0.0
Davel Communications, Inc., Common Stock[1]	523,104	13,078	0.0
DTI Holdings, Inc., Warrants, 3/1/08[1,3]	18,750	0	0.0
Franks Nursery and Crafts, Common Stock[1]	151,322	287,512	0.2
Glasstech, Inc., Warrants, 6/30/04[1,3]	1,000	0	0.0
Gulf States Steel, Warrants, 4/15/03[1,3]	500	0	0.0
Harvard Industries, Inc., Common Stock[1]	191,199	1,338	0.0
Indesco International, Inc., Common Stock[1,3]	60,344	211,204	0.1

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (continued)
September 30, 2002 (Unaudited)

Description	Shares/Par (000)	Value	Percent of Net Assets

EQUITY INVESTMENTS (continued)
International Knife and Saw, Common Stock[1,3]	$16,665	$41,250	0.0%
Kaiser Group Holdings, Inc., Common Stock[1]	63,011	267,797	0.2
Kaiser Group Holdings, Inc., Pfd, 7%, 12/31/07	52,301	1,882,836	1.3
Kaiser Group Holdings, Inc., Puts[1,3]	52,082	0	0.0
Mattress Discounters, Warrants[1,3]	1,000	0	0.0
McLeod USA, Inc., Common Stock[1]	375	113	0.0
McLeod USA, Inc., Conv Pfd, 2.5%, 4/18/12	7,654	11,328	0.0
McLeod USA, Inc., Warrants[1]	16,962	678	0.0
Optel, Inc., Warrants[1,3]	750	0	0.0
Orion Refining Corp, Common Stock[1]	1,706	17	0.0
Orion Refining Corp, Warrants[1]	10,522,004	0	0.0
Paging Network Do Brasil Holding Co. LLC, Warrants[1,3]	500	0	0.0
Rural Cellular Corp., Pfd, 11.375% PIK, 5/15/10	1,619	295,468	0.2
Saberliner Corp., Warrants, 4/15/03[1,3]	500	0	0.0
Safeguard Business Systems, Inc., Common Stock[1,3]	533	0	0.0
Safeguard Business Systems, Inc., Warrants[1,3]	1,417	0	0.0
Safety Components International, Inc., Common Stock[1]	53,517	369,267	0.3
Sinclair Capital Hytops, Pfd, 11.625%, 3/15/09	5,000	523,750	0.4
XO Communications, Inc., Pfd, 13.5% PIK, 6/1/10[1,4]	1,580	16	0.0

Total Equity Investments
(cost $22,428,632)		4,158,038	2.9
Description	Shares/Par (000)	Value	Percent of Net Assets

SECURITIES LENDING PROGRAM ASSETS — 21.9%
Goldman Sach Corp. 2.12%, dated 9/30/02, matures 10/1/02 (at amortized cost)	$7,000	$7,000,000	4.9%
Lehman Brothers Agency 1.91%, dated 9/30/02, matures 10/1/02 (at amortized cost)	226	225,715	0.2
Merrill Lynch A2/P2 2.08%, dated 9/30/02, matures 10/1/02 (at amortized cost)	8,000	8,000,000	5.6
Morgan Stanley Corp. 2.08%, dated 9/30/02, matures 10/1/02 (at amortized cost)	9,000	9,000,000	6.3
Salomon Brothers Corp. 2.13%, dated 9/30/02, matures 10/1/02 (at amortized cost)	7,000	7,000,000	4.9

Total Securities Lending Program Assets		31,225,715	21.9

TOTAL INVESTMENTS
(amortized cost $253,554,269)		170,488,801	119.6

Payable Upon Return of Securities Loaned		(31,225,715)	(21.9)

Other Assets in Excess of Liabilities		3,320,158	2.3

Net Assets		142,583,244	100.0

Less: Outstanding Preferred Stock		(72,500,000)

Net Assets Applicable to 12,785,514 Shares of Common Stock Outstanding		$70,083,244

Net Asset Value Per Common Share
($70,083,244/12,785,514)		$5.48

[1]	Non-income producing security.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $8,812,836 or 6.18% of net assets.

[3]	Board valued security. These securities amounted to $1,192,059 or 0.84% of net assets.
[4]	Security in default.
PIK	Payment in kind.

PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

William J. Morgan Chairman and President James P. Shanahan, Jr. Secretary James E. Gibson Treasurer	John F. Williamson Director George D. Woodard Director Daniel A. Grant Director

Investment Objective
A closed-end fund seeking a high level of total return
through current income and capital appreciation by
investing primarily in high-yield, fixed income securities
of domestic companies.

Investment Advisor
Pacholder & Company, LLC

Administrator
Kenwood Administrative Management, Inc.

Custodian
Bank One Trust Company, N.A.

Transfer Agent
Fifth Third Bank, N.A.

Legal Counsel
Kirkpatrick & Lockhart LLP

Independent Auditors
Deloitte & Touche LLP

Executive Offices
Pacholder High Yield Fund, Inc.
8044 Montgomery Road
Suite 480
Cincinnati, Ohio 45236
(513) 985-3200

Web Site
www.phf-hy.com

This report is for the information of shareholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

THIRD QUARTER UPDATE
SEPTEMBER 30, 2002